Current and long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Breakdown of current and non-current portion of debt outstanding
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2021 and December 31, 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Current portion of bank debt and bonds (1)	$235,278	$172,705
Sale and leaseback (2)	178,062	131,736
Current portion of long-term debt	413,340	304,441

Non-current portion of bank debt and bonds (3)	666,409	971,172
Sale and leaseback (4)	1,461,929	1,139,713
	$2,541,678	$2,415,326
(1)The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.1 million. The current portion at December 31, 2020 was net of unamortized deferred financing fees of $1.8 million.
(2)The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.4 million and prepaid interest of $3.1 million. The current portion at December 31, 2020 was net of unamortized deferred financing fees of $0.9 million.
(3)The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $10.6 million. The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $12.0 million.
(4)The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $11.8 million. The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $7.8 million.
The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2021:

		Activity				Balance as of December 31, 2021 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2020	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2021	Current	Non-Current
KEXIM Credit Facility	15,932	—	(15,932)	—	—	—	—
ING Credit Facility	191,348	2,128	(193,476)	—	—	—	—
2018 NIBC Credit Facility	31,066	—	(31,066)	—	—	—
Credit Agricole Credit Facility	80,676	—	(8,569)	731	72,838	23,822	49,016
ABN AMRO / K-Sure Credit Facility (2)	40,587	—	(41,827)	1,240	—	—	—
Citibank / K-Sure Credit Facility	84,478	—	(8,417)	1,720	77,781	77,781	—
ABN AMRO / SEB Credit Facility	97,856	—	(97,856)	—	—	—	—
Hamburg Commercial Bank Credit Facility	40,315	—	(3,291)	—	37,024	3,292	33,732
Prudential Credit Facility	50,378	—	(5,546)	—	44,832	5,546	39,286
2019 DNB / GIEK Credit Facility	52,563	—	(7,113)	—	45,450	7,113	38,337
BNPP Sinosure Credit Facility	94,733	1,915	(10,334)	—	86,314	10,334	75,980
2020 $225.0 Million Credit Facility	208,890	—	(63,254)	—	145,636	16,524	129,112
2021 $21.0 Million Credit Facility	—	21,000	(1,755)	—	19,245	19,245	—
2021 $43.6 Million Credit Facility	—	43,550	—	—	43,550	4,390	39,160
Ocean Yield Lease Financing	137,399	—	(11,245)	180	126,334	11,363	114,971
BCFL Lease Financing (LR2s)	83,974	3,814	(10,690)	506	77,604	10,717	66,887
CSSC Lease Financing (3)	136,949	11,848	(10,313)	(5,527)	132,957	14,253	118,704
CSSC Scrubber Lease Financing	4,443	—	(4,443)	—	—	—	—
BCFL Lease Financing (MRs)	77,748	5,779	(14,639)	—	68,888	15,687	53,201
2018 CMBFL Lease Financing	124,993	—	(13,007)	—	111,986	13,007	98,979
$116.0 Million Lease Financing	103,801	1,926	(9,938)	—	95,789	10,645	85,144
AVIC Lease Financing	119,732	—	(13,327)	—	106,405	13,327	93,078
China Huarong Lease Financing	110,250	10,000	(16,834)	—	103,416	16,833	86,583
$157.5 Million Lease Financing	123,800	—	(14,143)	—	109,657	14,143	95,514

COSCO Lease Financing	68,750	—	(7,700)	—	61,050	7,700	53,350
2020 CMBFL Lease Financing	44,573	—	(3,241)	—	41,332	3,242	38,090
2020 TSFL Lease Financing	47,250	—	(3,322)	—	43,928	3,321	40,607
2020 SPDB-FL Lease Financing	96,500	—	(9,389)	—	87,111	6,495	80,616
2021 AVIC Lease Financing	—	96,352	(5,439)	—	90,913	7,252	83,661
2021 CMBFL Lease Financing	—	79,050	(4,485)	—	74,565	6,520	68,045
2021 TSFL Lease Financing	—	57,663	(3,286)	—	54,377	4,380	49,997
2021 CSSC Lease Financing	—	57,400	(3,507)	—	53,893	5,262	48,631
2021 $146.3 Million Lease Financing	—	146,250	—	—	146,250	12,551	133,699
2021 Ocean Yield Lease Financing	—	70,200	(417)	—	69,783	5,850	63,933
IFRS 16 - Leases - 7 Handymax (See Note 6) (4)	2,247	—	(1,879)	(368)	—	—	—
IFRS 16 - Leases - 3 MR (See Note 6)	36,936	—	(7,668)	—	29,268	8,130	21,138
IFRS 16 - Leases - $670.0 Million (see Note 6)	593,291	—	(46,561)	—	546,730	47,006	499,724
Unsecured Senior Notes Due 2020	—	—	—	—	—	—	—
Unsecured Senior Notes Due 2025	28,100	41,929	—	21	70,050	—	70,050
Convertible Notes Due 2022	140,713	—	—	(72,401)	68,312	68,312	—
Convertible Notes Due 2025	—	119,419	—	82,936	202,355	—	202,355
	$3,070,271	$770,223	$(703,909)	$9,038	$3,145,623	$474,043	$2,671,580
Less: deferred financing fees	(22,471)	(12,907)	—	10,557	(24,821)	(2,441)	(22,380)
Less: prepaid interest expense	—	—	(3,747)	—	(3,747)	(3,747)	—

Total	$3,047,800	$757,316	$(707,656)	$19,595	$3,117,055	$467,855	$2,649,200

(1)    Relates to non-cash accretion or amortization on (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) our Unsecured Senior Notes Due 2025 (iii) our Convertible Notes due 2022 and Convertible Notes Due 2025 of $4.7 million and $8.6 million, respectively, and (iv) the impact of the 2021 Convertible Notes Exchanges (described below) whereby the amounts in the above table reflect the carrying amounts of the debt portions of each of the Convertible Notes Due 2022 and Convertible Notes Due 2025 that were exchanged.
(2)    Other activity for this arrangement consists of (i) accretion of the discount; and (ii) the write-off of the discount of $0.6 million related to the refinancing of existing indebtedness.
(3)    Other activity for this arrangement consists of (i) the amortization of the premium up to the date of the modification of the arrangement (described below), (ii) the recognition upon modification of a non-cash gain of $5.4 million (which was offset by $2.6 million in cash prepayment fees that were paid as part of the lease modification in September 2021 as described further below) and (iii) the accretion of the discount after the date of the modification.
(4)    Other activity for this arrangement represents the non-cash entry to reduce lease liabilities of $0.4 million when these leases were modified in 2021.
The table below details the dividends issued during the years ended December 31, 2021 and 2020, and the corresponding effect on the conversion rate of the Convertible Notes Due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
September 9, 2020	$0.10	26.2463
November 23, 2020	$0.10	26.4810
March 2, 2021	$0.10	26.6617
May 21, 2021	$0.10	26.7879
September 9, 2021	$0.10	26.9419
December 3, 2021	$0.10	27.1571
(1) Per $1,000 principal amount of the Convertible Notes.

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Interest expense on debt, net of capitalized interest (1)	$115,983	$132,423	$162,738
Accretion of convertible notes (as described in Note 12)	13,265	8,413	11,375
Amortization of deferred financing fees	7,570	6,657	7,041
Loss on extinguishment of debt and write-off of deferred financing fees (2)	3,604	4,056	1,466
Accretion of premiums and discounts on debt(3)	3,682	3,422	3,615
Total financial expenses	$144,104	$154,971	$186,235
 (1)    The decrease in interest expense, net of capitalized interest during the year ended December 31, 2021 is primarily attributable to lower average LIBOR rates compared to the year ended December 31, 2020. As a result of the onset of the COVID-19 pandemic in March 2020, LIBOR rates decreased significantly during the year ended December 31, 2020. Given the timing of when interest rates are fixed on our variable rate borrowings, this decrease primarily impacted our interest expense in the second half of that year and throughout 2021. The average carrying value of our debt was relatively unchanged at $3.14 billion as of December 31, 2021 compared to $3.13 billion as of December 31, 2020.
The decrease in interest expense during the year ended December 31, 2020 is primarily attributable to lower LIBOR rates. As a result of the COVID-19 pandemic, LIBOR rates decreased significantly during the year ended December 31, 2020. Additionally, we were able to lower the weighted average margin on our variable rate debt through various refinancing initiatives commencing in the fourth quarter of 2019 and throughout 2020. The combination resulted in lower interest expense for the year ended December 31, 2020 compared to December 31, 2019 despite the increase in the average carrying value of our debt to $3.13 billion from $2.91 billion as of December 31, 2020 and 2019, respectively.
    Interest payable during those periods was offset by interest capitalized of $0.2 million, $1.4 million and $2.8 million, during the years ended December 31, 2021, 2020, and 2019 respectively.
(2)     The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2021 include (i) $3.0 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels and (ii) $0.6 million of write-offs of the discounts related to the refinancing of existing indebtedness on certain vessels.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2020 include (i) $2.7 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels, (ii) $2.0 million of cash prepayment fees, primarily from the CSSC Lease Financing (as described in Note 12), offset by (iii) $0.7 million of write-offs of the premium and discounts related to the refinancing of existing indebtedness on certain vessels.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2019 includes write-offs of deferred financing fees of (i) $1.2 million related to the refinancing of existing indebtedness on certain vessels, and (ii) $0.3 million related to the redemption of the Senior Notes Due 2019.
(3) The accretion of premiums and discounts primarily represents the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.